LEASES - Lease related expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASES
Depreciation	€ (1,647)	€ (779)	€ (642)
Interest expense on lease liabilities	(641)	(103)	(68)
Short-term lease expenses	(371)	(383)	(523)
Lease expenses for low-value assets	(40)	(7)	(28)
Total amount recognized in expense	€ (2,701)	€ (1,273)	€ (1,260)